Earnings (Loss) Per Share - Summary Of Weighted Average Number Of Ordinary Shares Outstanding For Basic And Diluted EPS (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2023 shares	Jun. 30, 2022 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Earnings per share [line items]
Shares for basic EPS of NewAmsterdam Pharma	81,846,438	36,258,312	81,559,780	24,131,427	10,653,636
Exchange ratio		2.13		2.13	2.13
Shares for diluted EPS of NewAmsterdam Pharma	81,846,438	40,443,670		11,325,442	5,000,000
Original
Earnings per share [line items]
Shares for basic EPS of NewAmsterdam Pharma	81,846,438	17,016,872	81,559,780	11,325,442	5,000,000
Shares for diluted EPS of NewAmsterdam Pharma	81,846,438	18,981,158